RISK MANAGEMENT - Offset of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ 10,109,242	$ 10,555,666
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	10,109,242	10,555,666
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(11,357,021)	(11,223,878)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(1,641,832)	(1,067,933)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(2,889,611)	(1,736,145)
Derivatives [member]
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	1,761,174	1,105,723
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	1,761,174	1,105,723
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(265,295)	(179,437)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(316,446)	(202,140)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	1,179,433	724,146
IFRS Repurchase Agreements [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	8,348,068	9,449,943
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	8,348,068	9,449,943
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(11,091,726)	(11,044,441)
Cash collateral pledged subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities	(1,325,386)	(865,793)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	$ (4,069,044)	$ (2,460,291)